Pension and other post-retirement benefits - Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Change in plan assets
Non-current assets (note 11)	$ 8,437		$ 3,161
Pension Plans
Change in projected benefit obligation
Projected benefit obligation, beginning of year	484,707		531,694
Projected benefit obligation assumed from business combination	20,196		0
Modifications to plans		$ (7,705)		$ 0
Service cost	12,351		15,481
Interest cost	20,222		19,077
Actuarial (gain) loss	65,443		(29,986)
Contributions from retirees	0		0
Gain on curtailment	0		(1,875)
Medicare Part D	0		0
Benefits paid	(30,244)		(49,684)
Projected benefit obligation, end of year	564,970		484,707
Change in plan assets
Fair value of plan assets, beginning of year	339,099		403,945
Plan assets acquired in business combination	8,004		0
Actual return on plan assets	68,025		(36,987)
Employer contributions	22,190		21,825
Medicare Part D subsidy receipts	0		0
Benefits paid	(30,244)		(49,684)
Fair value of plan assets, end of year	407,074		339,099
Unfunded status	(157,896)		(145,608)
Non-current assets (note 11)	0		0
Current liabilities	(1,415)		(873)
Non-current liabilities	(156,481)		(144,735)
Net amount recognized	(157,896)		(145,608)
Other Postretirement Benefit Plans, Defined Benefit
Change in projected benefit obligation
Projected benefit obligation, beginning of year	168,325		176,975
Projected benefit obligation assumed from business combination	11,646		0
Modifications to plans		$ 0		$ 0
Service cost	4,587		5,791
Interest cost	7,575		6,727
Actuarial (gain) loss	33,605		(14,800)
Contributions from retirees	1,913		1,878
Gain on curtailment	0		0
Medicare Part D	414		42
Benefits paid	(8,848)		(8,288)
Projected benefit obligation, end of year	219,217		168,325
Change in plan assets
Fair value of plan assets, beginning of year	115,542		130,487
Plan assets acquired in business combination	15,688		0
Actual return on plan assets	25,464		(10,603)
Employer contributions	8,628		2,026
Medicare Part D subsidy receipts	414		42
Benefits paid	(6,863)		(6,410)
Fair value of plan assets, end of year	158,873		115,542
Unfunded status	(60,344)		(52,783)
Non-current assets (note 11)	8,437		3,161
Current liabilities	(1,168)		(850)
Non-current liabilities	(67,613)		(55,094)
Net amount recognized	$ (60,344)		$ (52,783)